Business Acquisitions - Schedule of Purchase Price Allocations for Fiscal Year 2013 Acquisitions (Detail) (2013 Acquisitions [Member], USD $)	Jun. 30, 2013
2013 Acquisitions [Member]
Schedule Of Business Combination Purchase Price Allocation [Line Items]
Current assets	$ 181,623
Furniture and equipment	12,000
Intangibles	822,967
Goodwill	1,001,327
Total assets acquired	2,017,917
Current liabilities	109,901
Due to former shareholders of subsidiaries	50,000
Long-term deferred tax liability	182,628
Total liabilities acquired	342,529
Net assets acquired	$ 1,675,388